Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($)															12 Months Ended
	Feb. 15, 2018	Apr. 19, 2017	Apr. 06, 2017	Dec. 16, 2016	Jan. 29, 2016	Jan. 25, 2016	Jul. 23, 2015	Jan. 27, 2014	Jan. 17, 2013	Jul. 16, 2012	Mar. 14, 2011	Jan. 24, 2011	Mar. 24, 2010	Oct. 13, 2009	Dec. 31, 2017	Aug. 21, 2017
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 500,000,000			$ 75,000,000,000
Maturity date												15 February 2021
Issuance closed date												27 January 2011
Ownership percentage of parent in guarantor subsidiaries															100.00%
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 6,800,000,000
Principal amount						$ 46,000,000,000		$ 5,250,000,000
Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Interest rate												4.375%
Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				309,000,000
5.375% unsecured notes due 2020 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued														$ 2,250,000,000
Interest rate														5.375%
Maturity date														2020
5.0% due 2020 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued													$ 1,000,000,000
Interest rate													5.00%
Maturity date													2020
7.75% Notes Due on 2019 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 2,500,000,000
Interest rate											7.75%
Maturity date											2019
8.2% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 1,250,000,000
Interest rate											8.20%
Maturity date											2039
6.875% notes due on 2019 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 1,000,000,000
Interest rate											6.875%
Maturity date											2019
8.0% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 450,000,000
Interest rate											8.00%
Maturity date											2039
7.75% notes due in 2019 [member] | Entering into significant commitments or contingent liabilities [member] | AB inBev [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	7.75%
Maturity date	2019
Principal amount of the notes to be retired	$ 2,500,000,000
Notes due 2022 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 2,350,000,000						$ 3,000,000,000
Interest rate				3.75%						2.50%
Maturity date				2022						2022
Notes due 2042 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 1,000,000,000
Interest rate										3.75%
Maturity date										2042
Notes due 2023 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 1,250,000,000
Interest rate						3.30%			2.625%
Maturity date						2023			2023
Principal amount						$ 6,000,000,000
Notes Due 2043 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 750,000,000
Interest rate									4.00%
Maturity date									2043
Notes due 2019 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						1.90%		2.15%
Maturity date						2019		2019
Principal amount						$ 4,000,000,000		$ 1,250,000,000
Notes due 2019 [member] | Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date								2019
Principal amount								$ 250,000,000
Notes due 2019 [member] | Floating interest rate above three-month LIBOR [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								0.40%
Notes Due 2024 [Member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								3.70%
Maturity date								2024
Principal amount								$ 1,400,000,000
Notes due 2044 [Member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								4.625%
Maturity date								2044
Principal amount								$ 850,000,000
Notes Due 2045 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 565,000,000
Interest rate							4.60%
Maturity date							2045
Notes due 2021 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						2.65%
Maturity date						2021
Principal amount						$ 7,500,000,000
Notes due 2021 [member] | Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date						2021
Principal amount						$ 500,000,000
Notes due 2021 [member] | Floating interest rate above three-month LIBOR [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						1.26%
Notes due 2026 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						3.65%
Maturity date						2026
Principal amount						$ 11,000,000,000
Notes due 2036 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						4.70%
Maturity date						2036
Principal amount						$ 6,000,000,000
Notes Due 2046 [member] | Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,470,000,000
Interest rate					4.915%
Maturity date					2046
Notes Due 2046 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						4.90%
Maturity date						2046
Principal amount						$ 11,000,000,000
Notes Due 2018 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 641,000,000
Interest rate				2.20%
Maturity date				2018
Notes Due 2018 [member] | Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date				2018
Notes Due 2018 [member] | Floating interest rate above three-month LIBOR [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate				0.69%
Notes Due 2033 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 298,000,000
Interest rate				6.625%
Maturity date				2033
Notes Due 2035 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 300,000,000
Interest rate				5.875%
Maturity date				2035
Notes Due 2042 [member] | Fixed interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 1,490,000,000
Interest rate				4.95%
Maturity date				2042
Notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1,735,171,000	$ 1,735,171,000
Interest rate		4.439%	4.439%
Maturity date		6 October 2048	6 October 2048
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued																$ 1,735,169,000
Interest rate																4.439%